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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-10395


                          Pioneer Series Trust VII
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                          Pioneer Global High Yield Fund
                   SCHEDULE OF INVESTMENTS  1/31/08 (unaudited)

           Floating
Shares      Rate                                                      Value
                 CONVERTIBLE PREFERRED STOCK - 0.2 %
                 Materials - 0.2 %
                 Precious Metals & Minerals - 0.2 %
60,000           Vale Capital Ltd 5.5% 6/15/10                   $    3,667,500
                 Total Materials                                 $    3,667,500
                 TOTAL CONVERTIBLE PREFERRED STOCK
                 (Cost  $3,000,000)                              $    3,667,500

                 CONVERTIBLE CORPORATE BONDS - 0.7 %
                 Pharmaceuticals & Biotechnology - 0.1 %
                 Pharmaceuticals - 0.1 %
2,940,000        Pharm Resources, 2.875%, 9/30/10                $    2,704,800
                 Total Pharmaceuticals & Biotechnology           $    2,704,800
                 Real Estate - 0.4 %
                 Retail Real Estate Investment Trust - 0.4 %
10,050,000       General Growth Properties, Inc., 3.98%, 4/15/27 $    8,002,313
                 Total Real Estate                               $    8,002,313
                 Software & Services - 0.2 %
                 Systems Software - 0.2 %
3,270,000        Macrovision Corp., 2.625%, 8/15/11 (144A)       $    3,000,225
                 Total Software & Services                       $    3,000,225
                 TOTAL CONVERTIBLE CORPORATE BONDS
                 (Cost  $15,734,905)                             $   13,707,338

                 ASSET BACKED SECURITIES - 3.3 %
                 Energy - 0.2 %
                 Oil & Gas Equipment & Services - 0.1 %
3,400,000  7.74  Sevan Marine ASA, Floating Rate Note, 5/14/13 (1$    3,298,000
                 Total Energy                                    $    3,298,000
                 Transportation - 0.3 %
                 Airlines - 0.3 %
750,600          American Airlines, Inc., 7.377%, 5/23/19        $      679,293
4,398,653        American Airlines, Inc., 7.379%, 5/23/16             4,035,764
1,545,239        Continental Airlines, Inc., 8.499%, 5/1/11           1,522,060
119,983          Continental Airlines, Inc., 8.312%, 4/2/11             118,184
                                                                 $    6,355,301
                 Total Transportation                            $    6,355,301
                 Consumer Services - 0.3 %
                 Restaurants - 0.3 %
6,240,000        Dunkin Brands Master Finance LLC,  8.28%, 6/20/3$    6,080,880
                 Total Consumer Services                         $    6,080,880
                 Food & Drug Retailing - 0.4 %
                 Food Retail - 0.4 %
8,785,000        Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37$    7,467,250
                 Total Food & Drug Retailing                     $    7,467,250
                 Banks - 0.3 %
                 Thrifts & Mortgage Finance - 0.3 %
5,985,000  7.62  Taganka Car Loan Finance Plc, Floating Rate Note$    5,985,000
                 Total Banks                                     $    5,985,000
                 Diversified Financials - 0.7 %
                 Specialized Finance - 0.7 %
                 Alfa Div Pymt Rights Financial, Floating Rate No$    6,144,000
                 Total Diversified Financials                    $    6,144,000
                 Utilities - 0.6 %
                 Electric Utilities - 0.6 %
1,564,623        FPL Energy National Wind, 6.125%, 3/25/19 (144A)$    1,601,486
1,755,080        FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)      1,842,834
8,212,439        Ormat Funding Corp., 8.25%, 12/30/20                 8,253,501
                                                                 $   11,697,821
                 Total Utilities                                 $   11,697,821
                 TOTAL ASSET BACKED SECURITIES
                 (Cost  $52,874,038)                             $   47,028,252

                 COLLATERALIZED MORTGAGE OBLIGATIONS  - 0.9 %
                 Materials - 0.2 %
                 Forest Products - 0.2 %
4,315,000        T SRA R 2006-1 F 7.5296%, 10/15/36 (144A)       $    3,978,387
                 Total Materials                                 $    3,978,387
                 Telecommunication Services - 0.7 %
                 Integrated Telecommunication Services - 0.7 %
9,670,000        Global Tower Partners Acquisitions, 7.87% 5/15/3$    9,370,423
4,890,000        SBA CMBS Trust, 7.825%, 11/15/36                     4,692,644
                                                                 $   14,063,067
                 Total Telecommunication Services                $   14,063,067
                 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                 (Cost  $18,867,447)                             $   18,041,454

                 CORPORATE BONDS - 86.4 %
                 Energy - 13.6 %
                 Coal & Consumable Fuels - 1.3 %
3,650,000        Empire Resources, Inc., 9.375%, 12/15/11        $    3,942,000
13,530,000       Massey Energy Co., 6.875%, 12/15/13                 12,887,325
6,330,000        New World Resources BV 7.375%, 5/15/15 (144A)        7,344,141
                                                                 $   24,173,466
                 Integrated Oil & Gas - 0.8 %
750,000          Indo Integrate Energy B, 8.5%, 6/1/12           $      727,951
10,400,000       Pioneer Natural Resources, Co., 10.0%, 6/1/13        8,320,000
6,965,000        Tristan Oil, Ltd., 10.50%, 1/1/12 (144A)             6,547,100
                                                                 $   15,595,051
                 Oil & Gas Drilling - 2.4 %
10,705,049       DDI Holding AS, 9.3%, 1/19/12 (144A)            $   10,705,049
1,450,000        DDI Holdings AS, 9.3%, 4/23/12 (144A)                1,509,740
6,500,000        Norse Energy ASA, 10.0%, 7/13/10                     1,153,153
11,203,000       Norse Energy ASA, 6.5%, 7/14/11 (144A)               8,962,400
55,500,000       Norwegian Energy Co., 11.0%, 7/13/10                10,153,846
32,500,000       PetroJack AS, 11.0%, 4/12/10                         5,765,766
8,200,000        SKEIE Drilling & Products, 11.25%, 3/8/13            7,749,000
                                                                 $   45,998,954
                 Oil & Gas Equipment & Services - 1.9 %
3,675,000        Bristow Group, Inc., 7.5%, 9/15/17 (144A)       $    3,711,750
7,965,000        Complete Production Service, 8.0%, 12/15/16          7,726,050
1,600,000  11.14 DP Producer AS, Floating Rate Note, 12/5/11 (144A    1,504,000
4,200,000        Nexus, Floating Rate Note, 3/7/12                    4,158,000
1,900,000        Petroprod, Ltd., 10.85%, 5/24/13                     1,862,000
1,500,000  10.38 Petroprod, Ltd., Floating Rate Note, 1/12/12         1,387,500
4,000,000        Semgroup LP, 8.75%, 11/15/15 (144A)                  3,740,000
16,500,000 10.94 Sevan Drilling, Floating Rate Note, 12/7/12          2,988,219
6,500,000        Sevan Marine ASA, 9.25%, 12/20/11 (144A)             6,500,000
10,000,000 11.30 Sevan Marine ASA, Floating Rate Note, 10/24/12 (     1,848,002
                                                                 $   35,425,521
                 Oil & Gas Exploration & Production - 3.9 %
60,000           Baytex Energy, Ltd., 9.625%, 7/15/10 (144A)     $       60,300
5,395,000        Baytex Energy, Ltd., 9.625%, 7/15/10                 5,421,975
2,550,000        Chesapeake Energy Corp., 6.25%, 1/15/17              3,489,560
500,000          Cimarex Energy Co., 7.125%, 5/1/17                     488,750
4,270,000        Harvest Operations Corp., 7.875%, 10/15/11           3,864,350
9,140,000        Hilcorp Energy, Co., 7.75%,11/1/15 (144A)            8,751,550
5,740,000        Hilcorp Energy, Co., 9.0%, 6/1/16 (144A)             5,740,000
2,810,000        Mariner Energy, Inc., 8.0%, 5/15/17                  2,683,550
48,000,000       PA Resources AB, 8.75%  3/10/10                      8,426,888
7,895,000        Parallel Petroleum Corp., 10.25%, 8/1/14             7,737,100
87,000,000       Petromena AS, 9.75%, 5/24/12 (144A)                 15,595,288
2,150,000        Petroquest Energy, Inc., 10.375%, 5/15/12            2,182,250
4,515,000        Quicksilver Resources, Inc., 7.125%, 4/1/16          4,379,550
3,760,000        Range Resources Corp., 7.5%, 5/15/16                 3,825,800
2,405,000        Stone Energy Corp., 6.75%, 12/15/14                  2,224,625
                                                                 $   74,871,536
                 Oil & Gas Refining & Marketing - 2.0 %
14,795,000       Aventine Renewable Energy, Inc., 10.0%, 4/1/17  $   12,353,825
10,600,000       Biofuel Energy LLC, 19.0%, 6/7/12                   10,176,000
11,565,000       Verasun Energy Corp., 9.375%, 6/1/17 (144A)          9,194,175
7,695,000        Verasun Energy Corp., 9.875%, 12/15/12 (d)           7,541,100
                                                                 $   39,265,100
                 Oil & Gas Storage & Transportation - 1.2 %
4,390,000        Blt Finance Bv 7.5%, 5/15/14 (144A)             $    3,248,600
5,540,000        Enterprise Products LP, Floating Rate Note, 8/1/     5,536,249
3,880,000        LPG International, Inc., 7.25%, 12/20/15             3,802,400
6,030,000  7.00  Teppco Partners LP, Floating Rate Note, 6/1/67       5,355,780
6,850,000        Transport De Gas Del Sur SA, 7.875%, 5/14/17 (14     5,891,000
                                                                 $   23,834,029
                 Total Energy                                    $  259,163,657
                 Materials - 13.7 %
                 Aluminum - 2.3 %
9,190,000        Aleris International, Inc., 10.0%, 12/15/16     $    6,455,975
3,960,000        Aleris International, Inc., 9.0%, 12/15/14           3,088,800
12,215,000       Asia Aluminum Holdings, 8.0%, 12/23/11 (144A)       11,268,338
13,395,000       CII Carbon LLC, 11.125%, 11/15/15                   12,792,225
5,322,000        Indalex Holding Corp., 11.5%, 2/1/14                 4,696,665
6,910,000  8.74  Noranda Aluminium Acquisition Corp., 0% 5/15/15      5,251,600
                                                                 $   43,553,603
                 Commodity Chemicals - 3.4 %
515,000          Arco Chemical Co., 9.8%, 2/1/20                 $      468,650
13,825,000       Basell Finance Co., 8.1%, 3/15/27 (144A)            10,645,250
11,110,000       Georgia Gulf Corp., 10.75%, 10/15/16 (d)             7,193,725
7,061,000        Georgia Gulf Corp., 9.50%, 10/15/14                  5,542,885
5,300,000        Hexion US Fin/Nova Scotia, 9.75%, 11/15/14           5,710,750
3,160,000        Kronos International, Inc., 6.5%, 4/15/13            3,525,259
17,975,000       Ineos Group Holdings PLC, 7.875%, 2/15/16 (144A)    19,116,908
3,410,000        Invista, 9.25%, 5/1/12 (144A)                        3,469,675
3,320,000        Nell AF Sarl, 8.375%, 8/15/15 (144A)                 3,580,295
                 Nell AF Sarl, 8.375%, 8/15/15 (144A)                   377,500
5,050,000        Tronox Worldwide/Finance, 9.5%, 12/1/12              4,747,000
                                                                 $   64,377,897
                 Construction Materials - 1.2 %
15,675,000       Advanced Glass Yarn Corp., 11.0%, 11/15/14 (144A$   14,734,500
1,500,000        Panolam Industries International, Inc., 10.75%,      1,305,000
6,800,000        U.S. Concrete, Inc., 8.375%, 4/1/14                  5,644,000
                                                                 $   21,683,500
                 Diversified Metals & Mining - 1.1 %
11,230,000       FMG Finance Pty, Ltd., 10.625%, 9/1/16 (144A)   $   12,746,050
2,740,000        Freeport-McMoran Copper & Gold, Inc., 8.375%, 4/     2,911,250
6,525,000        PNA Group, Inc., 10.75%, 9/1/16 (144A)               5,872,500
                                                                 $   21,529,800
                 Forest Products - 0.3 %
4,170,000        Ainsworth Lumber Co., Ltd., 6.75%, 3/15/14      $    2,460,300
200,000          Ainsworth Lumber Co., Ltd., 7.25%, 10/1/12 (d)         126,000
3,675,000        Mandra Forestry Finance, Ltd., 12.0%, 5/15/13 (1     4,042,500
                                                                 $    6,628,800
                 Metal & Glass Containers - 1.2 %
4,245,000        Consol Glass, Ltd., 7.625%, 4/15/14 (144A)      $    5,051,384
9,150,000        Impress Metal Pack Holding, 9.25%, 9/15/14 (144A    12,045,007
6,820,000        Vitro SAB De CV, 9.125%, 2/1/17                      5,950,450
                                                                 $   23,046,841
                 Paper Packaging - 1.8 %
8,558,000        AEP Industries, Inc., 7.875%, 3/15/13           $    8,044,520
18,420,000       Exopack Holding Corp., 11.25%, 2/1/14               17,268,750
9,530,000        Graphic Packaging Co., 9.5%, 8/15/13                 8,982,025
                                                                 $   34,295,295
                 Precious Metals & Minerals - 0.1 %
2,625,000        Alrosa Finance SA, 8.875%, 11/17/14 (144A)      $    2,841,563
                 Specialty Chemicals - 0.3 %
3,755,000        Chemtura Corp., 6.875%, 6/1/16                  $    3,417,050
2,445,000        Macermid, Inc., 9.5%, 4/15/17                        2,102,700
                                                                 $    5,519,750
                 Steel - 2.0 %
14,760,000       Algoma Acquisition Corp., 9.875%, 6/15/15 (144A)$   11,808,000
3,730,000        Blaze Recycling & Metals, Inc., 10.875%, 7/15/12     3,357,000
13,800,000       Bulgaria Steel Finance BV, 12.0%, 5/4/13            13,547,705
5,645,000  11.87 Pna Intermed Holding Corp., Floating Rate Note,      5,108,725
2,735,000        Ryerson, Inc., 12.0%, 11/1/15 (144A)                 2,570,900
2,505,000        Zlomrex International, 8.5%, 2/1/14 (144A)           2,421,942
                                                                 $   38,814,272
                 Total Materials                                 $  262,291,321
                 Capital Goods - 5.9 %
                 Building Products - 0.5 %
9,125,000        Esco Corp., 8.625%, 12/15/13 (144A)             $    8,714,375
                                                                 $    8,714,375
                 Construction & Engineering - 0.3 %
2,790,000        CIA Latino Americano, 9.75%, 5/10/12            $    2,682,864
2,625,000        Dycom Industries, Inc., 8.125%, 10/15/15             2,582,344
                                                                 $    5,265,208
                 Construction & Farm Machinery & Heavy Trucks - 2.6 %
5,685,000        Accuride Corp., 8.5%, 2/1/15                    $    4,491,150
3,225,000        Allison Transmission, 11.0%, 11/1/15 (144A)          2,709,000
5,000,000        Allison Transmission, 11.25%, 11/1/15 (144A)         4,050,000
4,775,000        American Railcar Industries, Inc., 7.5%, 3/1/14      4,297,500
12,820,000       Commercial Vehicle Group, 8.0%, 7/1/13              10,848,925
2,450,000        Greenbrier Co., Inc., 8.375%, 5/15/15                2,223,375
16,550,000       Stanadyne Corp., Floating Rate Note, 2/15/2015      11,419,500
4,265,000        Stanadyne Corp., 10%, 8/15/14                        3,838,500
8,330,000        Titan Wheel International, Inc., 8.0%, 1/15/12       7,809,375
                                                                 $   51,687,325
                 Electrical Component & Equipment - 0.7 %
12,245,000       Baldor Electric Co., 8.625%, 2/15/17            $   11,877,650
1,975,000        Vac Finanzierung BMGH, 9.25%, 4/15/16 (144A)         2,702,699
                                                                 $   14,580,349
                 Heavy Electrical Equipment - 1.3 %
1,068,594        Altra Industrial Motion, Inc., 11.25%, 2/15/13  $    2,317,483
9,800,000        Altra Industrial Motion, Inc., 9.0%, 12/1/11         9,555,000
9,200,000        Altra Industrial Motion, Inc., 9.0%, 12/1/11 (14     8,970,000
4,500,000        Hawk Corp., 8.75%, 11/1/14                           4,567,500
                                                                 $   25,409,983
                 Industrial Conglomerates - 0.2 %
6,425,000        Industrias Unidas SA, 11.5%, 11/15/16 (144A)    $    4,112,000
                 Industrial Machinery - 0.3 %
7,365,000        Mueller Water Products, Inc., 7.375%, 6/1/17    $    6,260,250
                 Trading Companies & Distributors - 0.1 %
2,000,000        Glencore Finance Europe SA, 8.0%, 2/28/49       $    1,920,000
                 Total Capital Goods                             $  117,949,490
                 Commercial Services & Supplies - 2.1 %
                 Diversified Commercial Services - 1.6 %
19,800,000       NCO Group, Inc., 11.875%, 11/15/14              $   18,216,000
11,870,000 9.74  NCO Group, Inc., Floating Rate Note, 11/15/13       10,920,400
1,045,000        Park-Ohio Industries, Inc., 8.375%, 11/15/14           849,063
                                                                 $   29,985,463
                 Environmental & Facilities Services - 0.5 %
3,570,000        Clean Harbors, Inc., 11.25%, 7/15/12 (144A)     $    3,819,900
1,798,214        New Reclamation Group, 8.125%, 2/1/13 (144A)         2,327,038
5,100,000        Waste Services, Inc., 9.50%, 04/15/14                4,743,000
                                                                 $   10,889,938
                 Total Commercial Services & Supplies            $   40,875,401
                 Transportation - 1.4 %
                 Logistics - 0.4 %
2,000,000        Ceva Group PLC, 10.0%, 9/1/14 (144A)            $    1,890,000
6,220,000        Ceva Group PLC, 10.0%, 12/1/16 (144A)                5,643,687
                                                                 $    7,533,687
                 Marine - 0.2 %
1,500,000        Seabulk International, Inc., 9.5%, 8/15/13      $    1,582,500
2,410,000        Trailer Bridge, Inc., 9.25%, 11/15/11                2,400,963
                                                                 $    3,983,463
                 Railroads - 0.3 %
1,630,000        Kansas City Southern Mexico, 7.625%, 12/1/13    $    1,572,950
3,855,000        TFM SA De CV, 9.375%, 5/1/12                         3,970,650
                                                                 $    5,543,600
                 Total Transportation                            $   17,060,750
                 Automobiles & Components - 0.6 %
                 Auto Parts & Equipment - 0.3 %
7,090,000        Cooper Standard Automotive, Inc., 8.375%, 12/15/$    5,352,950
                 Automobile Manufacturers - 0.3 %
1,450,000        General Motors Corp., 7.25%, 7/3/13             $    1,790,147
                 Total Automobiles & Components                  $    7,143,097
                 Consumer Durables & Apparel - 2.1 %
                 Homebuilding - 1.5 %
15,315,000 9.12  Builders Firstsource Inc., Floating Rate Note, 2$   12,462,581
1,830,000        C10 Capital SPV, Ltd., Floating Rate Note, 12/31/    1,600,445
2,215,000  6.64  C8 Capital SPV, Ltd., Floating Rate Note, 12/31/     2,002,914
2,975,000        Desarrolladora Homex SA, 7.5%, 9/28/15               2,893,188
9,370,000        Desarrollos Metropolitan LLC, 10.875%, 5/9/17 (1     5,713,826
4,120,000        Urbi Desarrollos Urbanos SA de CV, 8.5%, 4/19/16     4,140,600
                                                                 $   28,813,554
                 Housewares & Specialties - 0.6 %
3,730,000        Jarden Corp., 7.5%, 5/1/17                      $    3,189,150
10,965,000       Yankee Acquisition Corp., 9.75%, 2/15/17 (d)         8,936,475
                                                                 $   12,125,625
                 Total Consumer Durables & Apparel               $   40,939,179
                 Consumer Services - 3.4 %
                 Casinos & Gaming - 3.3 %
9,750,000        Buffalo Thunder Revenue Authority, 9.375%, 12/15$    8,141,250
3,200,000        Codere Finance SA, 8.25%, 6/15/15 (144A)             4,212,462
7,610,000        Fontainebleau Las Vegas, 10.25%, 6/15/15 (144A)      5,707,500
4,095,000        Galaxy Entertainment Financial, 9.875%, 12/15/12     4,197,375
6,260,000        Little Traverse Bay Odawa Indians, 10.25%, 2/15/     6,275,650
4,515,000  8.25  Lottomatica SpA, Floating Rate Note, 3/31/66 (14     5,955,609
3,265,000        Peermont Global, Ltd., 7.75%, 4/30/14 (144A)         3,909,505
850,000          San Pasqual Casino, 8.0%, 9/15/13 (144A)               807,500
6,990,000        Shingle Springs Tribal, 9.375%, 6/15/15 (144A)       6,291,000
7,255,000        Station Casinos, Inc., 6.625%, 3/15/18               4,661,338
1,995,000        Trump Entertainment Resorts, Inc., 8.5%, 6/1/15      1,436,400
8,220,000        Unibet Group PLC, 9.7%,  12/21/10                   12,226,848
                                                                 $   63,822,437
                 Hotels, Resorts & Cruise Lines - 0.0 %
1,000,000  9.89  HRP Myrtle Beach, Floating Rate Note, 4/1/12 (14$      910,000
                 Total Consumer Services                         $   64,732,437
                 Media - 2.3 %
                 Broadcasting & Cable TV - 1.0 %
9,640,000        C&M Finance, Ltd., 8.1%, 2/1/16 (144A)          $    9,519,500
4,760,000        CCH I LLC, 11.0%, 10/1/15                            3,409,350
3,395,000        CCH II LLC/CCH II Cap CP, 10.25%, 9/15/10            3,199,788
2,345,000        Kabel Deutschland GMBH, 10.625%, 7/1/14              2,374,313
                                                                 $   18,502,951
                 Movies & Entertainment - 0.6 %
11,670,000       Corp Interamer De Entret, 8.875%, 6/14/15 (144A)$   12,253,500
                 Publishing - 0.6 %
8,339,048        AAC Group Holding Corp., 12.75%, 10/1/12 (PIK)  $    7,254,972
2,065,000        Sheridan Acquisition Corp., 10.25%, 8/15/11          2,003,050
3,580,000        Visant Holding Corp., Step Coupon, 12/1/13           3,293,600
                                                                 $   12,551,622
                 Total Media                                     $   43,308,073
                 Retailing - 1.6 %
                 Distributors - 0.6 %
9,100,000        Intcomex, Inc., 11.75%, 1/15/11                 $    9,054,500
3,240,000        Kar Holdings, Inc., 10.0%, 5/1/15 (144A)             2,705,400
                                                                 $   11,759,900
                 General Merchandise Stores - 0.4 %
3,480,000        Central Garden & Pet Co., 9.125%, 2/1/13 (d)    $    2,766,600
5,500,000  10.45 EDCON Holdings Properties, Ltd., Floating Rate N     4,151,848
                                                                 $    6,918,448
                 Specialty Stores - 0.6 %
12,755,000       Sally Holdings LLC, 10.5%, 11/15/16 (d)         $   11,320,063
                 Total Retailing                                 $   29,998,411
                 Food & Drug Retailing - 0.4 %
                 Drug Retail - 0.2 %
4,410,000        Duane Reade, Inc., 9.75%, 8/1/11 (b) (d)        $    3,836,700
                 Food Distributors - 0.2 %
4,485,000        JBS SA, 10.5%, 8/4/16 (144A)                    $    4,171,050
                 Total Food & Drug Retailing                     $    8,007,750
                 Food Beverage & Tobacco - 3.3 %
                 Agricultural Products - 0.5 %
9,780,000        Cosan SA Industria, 8.25%, 2/15/49 (144A)       $    8,875,350
                 Brewers - 0.3 %
1,495,000        Argentine Beverages, 7.375%, 3/22/12 (144A)     $    1,502,475
4,041,000        Cerveceria Nacio, 8.0% 3/27/14 (144A)                4,081,410
120,000          Cia Brasileira de Bebida, 8.75%, 9/15/13               137,700
                                                                 $    5,721,585
                 Distillers & Vintners - 0.2 %
252,825          Belvedere, 0%, 4/11/14                          $      325,672
3,286,800        Belvedere, 7.692%, 4/11/14                           4,253,390
                                                                 $    4,579,062
                 Packaged Foods & Meats - 1.4 %
5,360,000        Bertin, Ltd., 10.25%, 10/5/16 (144A)            $    5,420,032
5,100,000        Fabrica de Productos, 9.25%, 2/23/17 (144A)          4,991,880
10,100,000       Minerva Overseas, Ltd., 9.5%, 2/1/17 (144A)          9,292,000
8,000,000        Marfrig Overseas, Ltd., 9.625%, 11/16/16 (144A)      7,720,000
                                                                 $   27,423,912
                 Tobacco - 0.9 %
6,415,000        Alliance One International, Inc., 8.5%, 5/15/12 $    5,965,950
11,815,000       Alliance One International, Inc., 10.375%, 10/15/   11,874,075
                                                                 $   17,840,025
                 Total Food Beverage & Tobacco                   $   64,439,934
                 Health Care Equipment & Services - 4.7 %
                 Health Care Equipment - 1.0 %
7,435,000        Accellent, Inc., 10.5%, 12/1/13                 $    5,873,650
14,835,000       Angiotech Pharmaceutical, Inc., 7.75%, 4/1/14 (d)   11,422,950
                                                                 $   17,296,600
                 Health Care Facilities - 2.2 %
5,200,000        Community Health Systems, Inc., 8.875%, 7/15/15 $    5,232,500
5,285,000        Hanger Orthopedic Group., 10.25%, 6/1/14             5,390,700
6,345,000        HCA, Inc., 9.625%, 11/15/16                          6,678,113
4,100,000        Psychiatric Solutions, Inc., 7.75%, 7/15/15          4,038,500
9,510,000        Surgical Care Affiliates, Inc., 8.875%, 7/15/15      8,083,500
6,625,000        Surgical Care Affiliates, Inc., 10.0%, 7/15/17 (     5,631,250
2,630,000        Universal Hospital Services, Inc., Floating Rate     2,498,500
4,645,000        Universal Hospital Services, Inc., 8.5%, 6/1/15      4,691,450
                                                                 $   42,244,513
                 Health Care Services - 0.8 %
1,100,000        AMR Holdco/Emcar Holdco, 10.0%, 2/15/15         $    1,166,000
7,875,000        Phibro Animal Health Corp., 10.0, 8/1/13 (144A)      7,323,750
3,530,000        Phibro Animal Health Corp., 13.0, 8/1/14 (144A)      3,371,150
3,665,000        Rural/Metro Corp., 9.875%, 3/15/15                   3,555,050
                                                                 $   15,415,950
                 Health Care Supplies - 0.3 %
2,245,000        Bausch & Lomb, Inc., 9.875%, 11/1/15 (144A)     $    2,278,675
3,615,000        Pts Acquisition Corp., 9.75%, 4/15/17 (144A)         3,763,995
                                                                 $    6,042,670
                 Managed Health Care - 0.4 %
7,350,000        Multiplan, Inc., 10.375% 4/15/16 (144A)         $    6,835,500
1,700,000  11.76 Medical Services Co., Floating Rate Note, 10/15/     1,538,500
                                                                 $    8,374,000
                 Total Health Care Equipment & Services          $   89,373,733
                 Pharmaceuticals & Biotechnology - 0.4 %
                 Pharmaceuticals - 0.4 %
7,957,000        Warner Chilcott Corp., 8.75%, 2/1/15            $    8,116,140
                 Total Pharmaceuticals & Biotechnology           $    8,116,140
                 Banks - 6.0 %
                 Diversified Banks - 6.0 %
4,380,000        ALB Finance BV, 9.25%, 9/25/13 (144A)           $    3,766,800
5,045,000        ALB Finance BV, 9.25%, 9/25/13                       4,338,700
9,200,000        ALB Finance BV, 9.375%, 12/31/49                     6,670,000
6,675,000        ATF Bank JSC, 9.25%, 4/12/12 (144A)                  6,758,438
3,360,000        ATF Bank, 9.0%, 5/11/16 (144A)                       3,310,608
1,500,000  10.00 ATF Capital BV, 10.0%, 12/31/49                      1,488,750
4,530,000        ATF Capital BV, 9.25%, 2/21/14 (144A)                4,575,300
6,230,000  10.43 Banco Macro SA, Floating Rate Note,  6/7/12          4,680,288
12,015,000       Banco Macro SA, 11.25% 10/22/14                     10,948,669
13,495,000       Banco Macro SA, 8.5%, 2/1/17                        11,571,963
3,370,000        Banco Macro SA, 9.75% 12/18/36                       2,750,763
5,000,000  8.25  BTA Finance Luxembourg SA, 8.25%, 12/31/49           3,552,050
5,380,000        Centercredit International, 8.625%, 1/30/14 (144     4,828,550
3,750,000  9.20  Kazkommerts Finance 2 BV, Floating Rate Note, 11     2,943,750
1,400,000        Kazkommerts International BV, 8.0%, 11/3/15          1,179,500
6,880,000        PetroCommerce Financial, 8.75%, 12/17/09             6,784,574
9,200,000        Sibacademfinance Plc, 9.0%, 5/12/09 (144A)           9,157,772
3,410,000        Temir Capital BV, 9.5%, 5/21/14                      2,864,400
1,725,000        TNK-BP Finance SA, 6.625%, 3/20/17 (144A)            1,574,063
15,400,000       TNK-BP Finance SA, 7.875%, 3/13/18 (144A)           15,246,000
7,070,000        Turanalem Finance BV, 8.5%, 2/10/15 (144A)           6,266,141
                                                                 $  115,257,079
                 Total Banks                                     $  115,257,079
                 Diversified Financials - 1.2 %
                 Consumer Finance - 0.7 %
12,355,000       Ace Cash Express, Inc., 10.25%, 10/1/14 (144A)  $   10,995,950
5,155,000        Americredit Corp., 8.5%, 7/1/15 (144A)               3,750,263
6,955,000        Ford Motor Credit Co., 5.7%, 1/15/10                 6,362,844
3,295,000        Ford Motor Credit Co., 8.0%, 12/15/16                2,766,508
1,500,000        General Motors Acceptance Corp., 6.75%, 12/1/14      1,236,129
5,850,000        Hipotecaria Su Casita SA 8.50%, 10//4/16 (144A)      5,733,000
3,465,000        Russian Stand Bank, 7.5%, 10/7/10 (144A)             3,205,125
12,175,000 3.94  SLM Corp., Floating Rate Note, 4/18/08              12,087,608
                                                                 $   46,137,427
                 Specialized Finance - 0.5 %
12,000,000 0.68  Power Contract Financing LLC, 0.681%, 2/5/10 (14$   10,380,000
                 Total Diversified Financials                    $   56,517,427
                 Insurance - 2.7 %
                 Insurance Brokers - 0.6 %
12,110,000       Hub International Holdings, 10.25%, 6/15/15 (144$    9,203,600
2,270,000        Usi Holdings Corp., 9.75%, 5/15/15 (144A)            1,770,600
                                                                 $   10,974,200
                 Life & Health Insurance - 0.2 %
4,746,000        Presidential Life Corp., 7.875%, 2/15/09        $    4,793,460
                 Multi-Line Insurance - 0.3 %
3,320,000        Liberty Mutual Group, 7.0%, 3/15/37 (144A)      $    2,934,714
2,975,100        Sul America Partecipacoe, 8.625%, 2/15/12 (144A)     3,038,321
                                                                 $    5,973,035
                 Property & Casualty Insurance - 0.5 %
2,000,000        Kingsway America, Inc., 7.5%, 2/1/14            $    2,105,000
7,500,000  14.00 MBIA, Inc., Floating Rate Note, 1/15/33  (144A)      7,012,500
                                                                 $    9,117,500
                 Reinsurance - 1.1 %
1,375,000        Atlas Reinsurance Plc, Floating Rate Note, 1/10/$    2,076,947
1,875,000  9.02  Blue Fin, Ltd., Floating Rate Note, 4/10/12          1,871,438
2,750,000  9.01  Foundation RE, Ltd., Floating Rate Note, 11/24/0     2,691,975
900,000    14.16 Globecat, Ltd., Cat Bond, Floating Rate Note, 1/       898,740
375,000    10.91 Globecat Ltd., Cat Bond, Floating Rate Note, 1/2       375,825
1,000,000        Green Valley, Ltd., Floating Rate Note, 1/10/11      1,496,822
435,000    9.63  Newton Re, Ltd., Cat Bond, Floating Rate Note, 1       435,044
745,000    11.93 Newton Re, Ltd., Cat Bond, Floating Rate Note, 1       741,424
4,265,000        Platinum Underwriters Holdings, Ltd., 7.5%, 6/1/     4,562,207
500,000    15.12 Redwood Capital, Ltd., Cat Bond, Floating Rate N       507,000
1,050,000  8.43  Redwood Capital X ,Ltd., CAT Bond, Floating Rate     1,050,105
300,000    9.58  Redwood Capital X, Ltd., CAT Bond, Floating Rate       300,090
1,850,000  9.48  Redwood Capital X, Ltd., CAT Bond, Floating Rate     1,850,370
1,600,000  13.57 Residential Rein Cat Bond, Floating Rate Note, 6     1,599,040
                                                                 $   20,457,027
                 Total Insurance                                 $   51,315,222
                 Real Estate - 2.2 %
                 Real Estate Management & Development - 2.2 %
6,750,000        Alto Palermo SA, 7.875%, 5/11/17 (144A)         $    5,416,875
6,840,000  10.68 Alto Palermo SA, Floating Rate Note, 6/11/12 (14     5,491,152
9,090,000        BR Malls International Finance, Ltd., 9.75%, 12/     8,999,100
895,000          China Properties Group, Ltd., 9.125%, 5/4/14 (14       657,825
8,145,000        Greentown China Holdings, Ltd., 9.0%, 11/8/13 (1     6,434,550
8,405,000        Inversiones Y Rep, 8.5%, 2/2/17 (144A)               6,839,569
11,900,000       Neo-China Group Holdings, Ltd., 9.75%, 7/23/14       8,925,000
                                                                 $   42,764,071
                 Total Real Estate                               $   42,764,071
                 Software & Services - 2.6 %
                 Application Software - 0.1 %
2,195,000        Open Solutionsm, Inc., 9.75%, 2/15/15 (144A)    $    1,876,725
                 Data Processing & Outsourced Services - 1.8 %
21,825,000       First Data Corp., 9.875%, 9/24/15 (144A)        $   19,315,125
1,360,000        Ipayment, Inc., 9.75%, 5/15/14                       1,258,000
17,350,000       Pegasus Solutions, Inc., 10.5%, 4/15/15             14,574,000
                                                                 $   35,147,125
                 It Consulting & Other Services - 0.5 %
13,290           Msx International, Inc., 12.5%, 4/1/12 (144A)   $   11,163,600
                 Systems Software - 0.1 %
2,145,000        Vangent, Inc., 9.625%, 2/15/15                  $    1,630,200
                 Total Software & Services                       $   49,817,650
                 Technology Hardware & Equipment - 1.3 %
                 Communications Equipment - 0.2 %
5,960,000        Mastec, Inc., 7.625%, 2/1/17                    $    5,513,000
                 Computer Hardware - 0.6 %
13,500,000       Activant Solutions, Inc., 9.5%, 5/1/16          $   11,390,625
                 Technology Distributors - 0.5 %
9,575,000        Da-Lite Screen Co., Inc., 9.5%, 5/15/11         $    8,880,813
                 Total Technology Hardware & Equipment           $   25,784,438
                 Semiconductors - 0.5 %
3,295,000        Freescale Semiconductor, Inc., 8.875%, 12/15/14 $    2,677,188
2,735,000        Freescale Semiconductor, Inc., 9.125%, 12/15/14      2,071,763
7,900,000  8.87  Freescale Semiconductor, Inc., Floating Rate Not     5,688,000
                                                                 $   10,436,951
                 Total Semiconductors                            $   10,436,951
                 Telecommunication Services - 8.6 %
                 Integrated Telecommunication Services - 2.8 %
17,340,000       Broadview Networks Holdings, Inc., 11.375%, 9/1/$   17,253,300
11,900,000       Paetec Holdings Corp., 9.5%, 7/15/15                11,096,750
23,686,000       PGS Solutions, Inc., 9.872%, 2/15/17 (144A)         22,827,383
2,700,000        Stratos Global Corp., 9.875%, 2/15/13                2,754,000
980,000          Tele Norte Leste Participacoes SA, 8.0%, 12/18/1     1,030,225
                                                                 $   54,961,658
                 Wireless Telecommunication Services - 5.7 %
13,665,000       Cell C Pty, Ltd., 11.0%, 7/1/15 (144A)          $   13,391,700
3,585,000        Cell C Pty, Ltd., 8.625%, 7/1/12 (144A)              5,065,887
5,025,000  13.24 Cleveland Unlimited, Inc., Floating Rate Notes,      5,125,500
13,540,000       Cricket Communications, Inc., 9.375%, 11/01/14      12,321,400
7,600,000        Digicel, Ltd., 9.25%, 9/1/12 (144A)                  7,704,500
3,500,000  10.57 Hellas Tel Finance, Floating Rate Note, 01/15/15     4,080,264
10,940,000       Hughes Network System LLC, 9.5%, 4/15/14            10,830,600
6,870,000        Inmarsat Finance Plc, Floating Rate Note, 11/15/     6,698,250
18,510,000 0.00  Intelsat Intermediate, 0.0%, 2/1/15                 15,178,200
1,950,000        Mobile Telesystems Finance SA, 8.0%, 1/28/12         2,001,285
3,025,000        True Move Co., Ltd., 10.375%, 8/1/14 (144A)          2,843,500
18,455,000       True Move Co., Ltd., 10.75%, 12/16/13 (144A)        17,532,250
2,000,000        UBS (Vimpelcom), 8.375%, 10/22/11 (144A)             2,070,000
4,750,000        UBS (Vimpelcom), 8.25%, 5/23/16 (144A)               4,744,300
                                                                 $  109,587,636
                 Total Telecommunication Services                $  164,549,294
                 Utilities - 4.6 %
                 Electric Utilities - 2.8 %
6,507,000        AES Chivor, 9.75%, 12/30/14 (144A)              $    7,027,560
10,835,000       CIA Transporte Energia, 8.875%, 12/15/16 (144A)      9,426,450
13,690,000       Caiua Serv Electricidad ,11.125%, 4/2/49 (144A)     12,868,600
13,990,000       Intergen NV, 9.0%, 6/30/17                          14,584,575
1,290,000        ISA Capital Do Brasil SA, 8.8%, 1/30/17 (144A)       1,328,700
1,824,473        Juniper Generation LLC, 6.79%, 12/31/14 (144A)       1,933,302
5,940,000        Mirant JPSCO Finance, Ltd., 11.0%, 7/6/16 (144A)     6,340,950
                                                                 $   53,510,137
                 Gas Utilities - 0.2 %
4,065,000  7.20  Southern Union Co., 7.2%, 11/1/66               $    3,998,448
                 Independent Power Producer & Energy Traders - 0.5 %
10,175,000       TXU Energy Co., 10.25%, 11/1/15                 $    9,996,938
                 Multi-Utilities - 1.0 %
13,140,000       Alliant Holdings, Inc., 11.0%, 5/1/15 (144A)    $   12,285,900
8,310,000        NSG Holdings LLC, 7.75%, 12/15/25 (144A)             8,060,700
                                                                 $   20,346,600
                 Total Utilities                                 $   87,852,123
                 TOTAL CORPORATE BONDS
                 (Cost  $1,830,538,871)                          $1,657,693,628

                 US GOVERNMENT AGENCY OBLIGATIONS - 0.8 %
1,450,000,000    Banco Nac De Desen Econo, 8.0%, 4/28/10         $    1,158,570
10,350,000       Federal Republic of Brazil, 12.5%, 1/5/16            6,288,705
2,480,000        Republic of Brazil, 12.5%, 1/5/22                    1,535,090
2,510,000,000    Republic of Columbia, 11.75%, 3/1/10                 1,320,201
10,258,000,000   Republic of Columbia, 12%, 10/22/15                  5,644,202
                                                                 $   15,946,768
                 TOTAL US GOVERNMENT AGENCY OBLIGATIONS
                 (Cost  $3,523,191)                              $   15,946,768

                 MUNICIPAL BONDS - 1.0 %
                 Commercial Services & Supplies - 0.2 %
                 Environmental & Facilities Services - 0.2 %
4,400,000  10.30 Ohio Air Quality Development, Floating Rate Note$    4,210,800
                 Total Commercial Services & Supplies            $    4,210,800
                 Government - 0.7 %
                 Municipal  Airport - 0.0 %
15,000           New Jersey Economic Development Authority Specia$       15,110
                 Municipal  Facilities - 0.0 %
250,000          East Chicago Industrial Exempt Facilities, 7.0%,$      254,875
                 Municipal  School Distric - 0.4 %
8,875,000  12.50 Non-Profit PFD FDG TR I VAR ST, Floating Rate No$    8,566,594
                 Municipal Utilities - 0.3 %
3,835,000  9.52  San Antonio Texas Electric & Gas, Floating Rate $    5,259,933
                 Total Government                                $   14,096,512
                 TOTAL MUNICIPAL BONDS
                 (Cost  $18,445,026)                             $   18,307,312

                 SENIOR FLOATING RATE LOAN INTERESTS - 6.1 %**
                 Energy - 0.5 %
                 Oil & Gas Exploration & Production - 0.5 %
279,750          Concho Resources, 9.23%, 3/27/12                $      274,854
5,830,000        Sandridge Energy, 0.0%, 4/1/15                       5,786,275
1,680,000        Sandridge Energy, 8.35%, 4/1/14                      1,608,600
1,400,000        Venoco, Inc., 8.94%, 5/7/14                          1,337,000
                                                                 $    9,006,729
                 Total Energy                                    $    9,006,729
                 Materials - 0.4 %
                 Steel - 0.4 %
8,955,000        Niagara Corp., 9.09%, 6/29/14                   $    7,880,400
                 Total Materials                                 $    7,880,400
                 Capital Goods - 0.1 %
                 Construction & Engineering - 0.1 %
2,000,000        Custom Building Products, 9.72%, 4/20/12        $    1,800,000
                 Construction, Farm Machinery & Heavy Trucks - 0.0 %
1,193,761        Rental Service Corp., 8.15%, 11/21/13           $    1,030,614
                 Total Capital Goods                             $    2,830,614
                 Commercial Services & Supplies - 0.3 %
                 Diversified Commercial Services - 0.2 %
4,100,000        J.G.Wentworth LLC, 7.09% 3/1/14                 $    3,536,250
1,141,353        NCO Financial Systems, Inc., 7.92%, 5/15/13          1,079,530
                                                                 $    4,615,780
                 Environmental & Facilities Services - 0.0 %
1,394,433        Waste Services, Inc., 7.40%, 3/31/11            $    1,310,767
                 Total Commercial Services & Supplies            $    5,926,547
                 Transportation - 0.3 %
                 Logistics - 0.3 %
5,538,111        Louis Topco, Ltd., 12.56%, 6/1/17               $    5,436,862
295,802          TNT Logistics, 4.73%, 11/4/13                          288,406
898,028          TNT Logistics, 8.09%, 11/4/13                          875,577
                                                                 $    6,600,845
                 Total Transportation                            $    6,600,845
                 Automobiles & Components - 0.0 %
                 Automobile Manufacturers - 0.0 %
990,000          General Motors Corp., 7.06%, 12/16/13           $      908,449
                 Total Automobiles & Components                  $      908,449
                 Consumer Durables & Apparel - 0.3 %
                 Homebuilding - 0.2 %
670,628          LandSource Communities Development, 7.72%, 2/13/$      523,568
8,650,000        Landsource, Inc., 9.52%, 2/22/14                     4,519,625
                                                                 $    5,043,193
                 Total Consumer Durables & Apparel               $    5,043,193
                 Consumer Services - 0.4 %
                 Casinos & Gaming - 0.4 %
3,104,167        Gateway Casinos & Entertainment, Inc., 7.23%, 7/$    2,754,948
620,833          Gateway Casinos & Entertainment, Inc., 7.23%, 7/       550,990
6,250,000        Gateway Casinos & Entertainment, Inc., 10.23%, 7     5,312,500
                                                                 $    8,618,438
                 Total Consumer Services                         $    8,618,438
                 Media - 0.2 %
                 Broadcasting & Cable TV - 0.2 %
1,000,000        Charter Communications, Inc., 6.99%, 3/5/14     $      811,670
1,420,000        Charter Communications, Inc., 6.99%, 3/5/14          1,243,182
1,134,300        Knology, Inc., 6.95%, 4/30/12                        1,037,885
                                                                 $    3,092,737
                 Total Media                                     $    3,092,737
                 Retailing - 0.0 %
                 Specialty Stores - 0.0 %
801,880          Sally Holdings, Inc., 7.52%, 11/18/13           $      759,351
                 Total Retailing                                 $      759,351
                 Household & Personal Products - 0.0 %
                 Personal Products - 0.0 %
248,125          Brickman Holdings Group, Ltd., 7.14%, 1/23/14   $      230,756
                 Total Household & Personal Products             $      230,756
                 Health Care Equipment & Services - 0.4 %
                 Health Care Facilities - 0.0 %
498,042          Psychiatric Solutions, Inc., 7.01%, 7/1/12      $      480,610
                 Health Care Services - 0.0 %
845,959          Healthsouth Corp., 7.63%, 3/10/13               $      793,087
                 Health Care Supplies - 0.4 %
7,510,000        Inverness Medical Innovations, Inc., 9.09%, 6/26$    7,040,625
                 Total Health Care Equipment & Services          $    8,314,322
                 Diversified Financials - 0.2 %
                 Specialized Finance - 0.2 %
3,574,946        Ace Cash Express, Inc., 7.96%, 10/5/13          $    3,092,329
                 Total Diversified Financials                    $    3,092,329
                 Insurance - 0.8 %
                 Insurance Brokers - 0.3 %
2,942,625        Alliant Holdings, Inc., 7.83%, 8/21/14          $    2,780,781
784,778          HUB International Holdings, Ltd., 6.07% 6/13/14        706,300
3,495,507        HUB International Holdings, Ltd., 7.33% 6/13/14      3,145,956
                                                                 $    6,633,037
                 Multi-Line Insurance - 0.4 %
3,258,625        AmWins Group, Inc., 7.81%, 6/11/13              $    2,606,900
6,750,000        AmWins Group, Inc., 11.07%, 6/11/13                  5,568,750
                                                                 $    8,175,650
                 Total Insurance                                 $   14,808,687
                 Technology Hardware & Equipment - 1.0 %
                 Electronic Equipment & Instruments - 1.0 %
14,206,500       Huawei-3Com Co., Ltd., 8.14%, 9/28/12           $   13,638,240
                 Scitor Corp., 9.11%, 9/28/14                         5,410,814
                                                                 $   19,049,054
                 Electronic Manufacturing Services - 0.0 %
897,130          Baldor Electric Co., 6.96%, 1/31/14             $      870,697
                 Total Technology Hardware & Equipment           $   19,919,751
                 Telecommunication Services - 0.4 %
                 Integrated Telecommunication Services - 0.3 %
586,614          Telesat Canada, 1.93%, 10/24/14                 $      556,550
6,863,386        Telesat Canada, 7.95%, 10/24/14                      6,511,637
                                                                 $    7,068,187
                 Total Telecommunication Services                $    7,068,187
                 Utilities - 0.7 %
                 Independent Power Producer & Energy Traders - 0.6 %
4,402,060        NRG Energy, Inc., 6.48%, 2/1/13                 $    4,054,848
9,534,543        NRG Energy, Inc., 6.58%, 2/1/13                      8,782,506
                                                                 $   12,837,354
                 Total Utilities                                 $   12,837,354
                 TOTAL SENIOR FLOATING RATE LOAN INTERESTS
                 (Cost  $135,891,010)                            $  116,938,689

                 RIGHTS/WARRANTS - 0.2 %
                 Energy - 0.2 %
                 Oil & Gas Drilling - 0.1 %
11,203,000       Norse Energy Corp., ASA *                       $    3,208,991
                 Oil & Gas Refining & Marketing - 0.0 %
498,836          Biofuel Energy ASA *                            $           0
                 Total Energy                                    $    3,208,991
                 Materials - 0.0 %
                 Forest Products - 0.0 %
3,250            Mandra Forestry-CW13, Warrants Expire 5/15/13 * $       32,500
                 Total Materials                                 $       32,500
                 Transportation - 0.0 %
                 Railroads - 0.0 %
5,250            Atlantic Express Transportation, Exp. 4/15/08 * $       65,625
                 Total Transportation                            $       65,625
                 Real Estate - 0.0 %
                 Real Estate Management & Development - 0.0 %
8,190,000        Neo-China Group Holdings, Ltd., Warrant -CW-12 *$      420,159
                 Total Real Estate                               $      420,159
                 RIGHTS/WARRANTS
                 (Cost  $293,683)                                $    3,727,275

                 TEMPORARY CASH INVESTMENT -  2.1%
                 Security Lending Collateral -  2.1%
      40,686,497 Securities Lending Investment Fund, 4.18%       $   40,686,497
                 TOTAL TEMPORARY CASH INVESTMENT
                 (Cost  $40,686,497)                             $   40,686,497

                 TOTAL INVESTMENT IN SECURITIES - 101.0%
                 (Cost  $2,087,641,171)(a)                       $1,935,744,713
                 OTHER ASSETS AND LIABILITIES - (1.0)%           $ (19,851,708)
                 TOTAL NET ASSETS - 100.0%                       $1,915,893,005


           *     Non-income producing security.

           (144A)Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such s

           STEP Debt obligation initially issued at one coupon which converts to another coupon at a specif

           **    Senior floating rate loan interests in which the Portfolio invests generally pay interest a

           (a) At January 31, 2008, the net unrealized gain on investments based on cost for federal incom

                 Aggregate gross unrealized gain for all investmen $
51,553,074

                 Aggregate gross unrealized loss for all investmen
(203,449,532)

                 Net unrealized gain                               $
(151,896,458)

           (b) Debt obligation with a variable interest rate. Rate shown is rate at period end.

           (c) Distributions of investment by country of issue, as a percentage of total investment in sec

                 United States                                            62.7%
                 Norway                                                    4.7%
                 Netherlands                                               4.6%
                 Brazil                                                    3.2%
                 Argentina                                                 3.1%
                 Mexico                                                    3.0%
                 Luxembourg                                                2.9%
                 Bermuda                                                   2.1%
                 United Kingdom                                            2.0%
                 Canada                                                    1.8%
                 South Africa                                              1.8%
                 Cayman Islands                                            1.3%
                 Other (individually less than 1%)                         6.8%
                                                                         100.0%
           (d)   At January 31, 2008, the following securities were out on loan:

Principal
Amount                   Description                        Value

   150,000       Ainsworth Lumber Co., Ltd., 7.25%, 10/1/12      $       95,436
 9,901,000       Angiotech Pharmaceutical, Inc., 7.75%, 4/1/14        7,879,542
 2,610,000       Central Garden & Pet Co., 9.125%, 2/1/13             2,074,950
 1,125,000       Cooper Standard Automotive, Inc., 8.375%, 12/15/1      861,414
 3,307,500       Duane Reade, Inc., 9.75%, 8/1/11 (b)                 2,877,525
13,553,250       Georgia Gulf Corp., 10.75%, 10/15/16                12,152,802
 9,303,150       Sally Holdings LLC, 10.5%, 11/15/16                  8,462,768
   590,300       Verasun Energy Corp., 9.875%, 12/15/12                 585,942
 8,223,700       Yankee Acquisition Corp., 9.75%, 2/15/17             7,072,037
                 Total                                           $   42,062,416



                           Pioneer Global Aggregate Bond Fund
                    Schedule of Investments  1/31/08 (unaudited)

PrincipaFloating                                                        Value
Amuont  Rate (b)

              COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7 %
              Materials - 0.7 %
              Forest Products - 0.7 %
50,000        TSTAR 2006-1A A, 5.668%, 10/15/36                       $ 50,000
              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
              (Cost  $50,000)                                         $ 50,000

              CORPORATE BONDS - 19.8 %
              Energy - 1.0 %
              Oil & Gas Exploration & Production - 0.8 %
10,000        Canadian Natural Resources, 5.9%, 2/1/18                $ 10,161
40,000        Panoche Energy Center, 6.885%, 7/31/29 (144A)             39,680
                                                                      $ 49,841
              Oil & Gas Storage & Transporation - 0.2 %
5,000         Buckeye Partners LP, 6.05%, 1/15/18                     $  5,097
10,000        NGPL Pipeco LLC, 6.514%, 12/15/12 (144A)                  10,316
                                                                      $ 15,413
              Total Energy                                            $ 65,254
              Materials - 0.1 %
              Steel - 0.1 %
5,000         Nucor Corp., 5.0%, 12/1/12                              $  5,138
              Total Materials                                         $  5,138
              Consumer Services - 0.6 %
              Education Services - 0.6 %
40,000        President & Fellows of Harvard, 3.7%, 4/1/13            $ 39,592
              Total Consumer Services                                 $ 39,592
              Food & Drug Retailing - 0.4 %
              Hypermarkets & Supercenters - 0.4 %
25,000        Wal-Mart Stores, Inc., 5.8%, 2/15/18                    $ 26,582
              Total Food & Drug Retailing                             $ 26,582
              Health Care Equipment & Services - 0.1 %
              Health Care Facilities - 0.1 %
5,000         HCA, Inc., 9.125%, 11/15/14                             $  5,194
              Total Health Care Equipment & Services                  $  5,194
              Banks - 8.9 %
              Diversified Banks - 8.9 %
80,000   4.76 BNP Paribas, Floating Rate Note, 10/17/16               $115,849
80,000   4.97 DNB NOR Bank ASA, Floating Rate Note, 9/28/15            117,732
100,000  4.84 Intesa Sanpaolo S.p.A., Floating Rate Note, 2/8/16       143,987
10,000        Korea Development Bank, 5.3%, 1/17/13                     10,175
80,000   5.75 Nordea Bank Finland, Floating Rate Note, 3/26/14         120,427
20,000        Wachovia Bank NA, 6.0%, 11/15/17                          20,431
20,000        Wachovia Corp., 5.75%, 6/15/17                            20,079
50,000        Wells Fargo Co., 4.375%, 1/31/13                          49,987
                                                                      $598,667
              Total Banks                                             $598,667
              Diversified Financials - 4.1 %
              Asset Management & Custody Banks - 0.4 %
25,000        Mellon Funding Corp., 5.5%, 11/15/18                    $ 24,758
              Investment Banking & Brokerage - 0.8 %
50,000        Merrill Lynch & Co., 5.45%, 2/5/13                      $ 50,078
              Diversified Financial Services - 2.4 %
50,000        JP Morgan Chase & Co., 6.0%, 1/15/18                    $ 51,890
80,000   3.63 Standard Chartered Plc, Floating Rate Note, 2/3/17      $110,744
                                                                      $162,634
              Specialized Finance - 0.5 %
25,000        CIT Group, Inc., 7.625%, 11/30/12                       $ 24,651
10,000        National Rural Utilities Corp., 5.45%, 2/1/18             10,072
                                                                      $ 34,723
              Total Diversified Financials                            $272,193
              Insurance - 2.5 %
              Life & Health Insurance - 0.1 %
10,000        Prudential Financial, 5.15%, 1/15/13                    $ 10,133
              Multi-Line Insurance - 2.1 %
10,000        American General Finance, 6.9%, 12/15/17                $ 10,239
80,000   6.75 AXA SA, Floating Rate Note, 12/15/20                     124,351
5,000         Liberty Mutual Group, 7.0%, 3/15/37 (144A)                 4,420
                                                                      $139,010
              Property & Casualty Insurance - 0.1 %
10,000  14.00 MBIA, Inc., Floating Rate Note, 1/15/33  (144A)         $  9,350
              Reinsurance - 0.2 %
10,000        Platinum Underwriters HD, 7.5%, 6/1/17                  $ 10,697
              Total Insurance                                         $169,190
              Software & Services - 0.1 %
              Data Processing & Outsourced Services - 0.1 %
5,000         First Data Corp., 9.875%, 9/24/15 (144A)                $  4,425
              Total Software & Services                               $  4,425
              Telecommunication Services - 0.9 %
              Alternative Carriers - 0.1 %
10,000        Paetec Holdings, 9.5%, 7/15/15 (144A)                   $  9,325
              Integrated Telecomunication Services - 0.8 %
50,000        AT&T, Inc., 5.5%, 2/1/18                                $ 50,167
              Total Telecommunication Services                        $ 59,492
              Utilities - 0.5 %
              Electric Utilities - 0.3 %
10,000        Commonwealth Edison, 6.15%, 9/15/17                     $ 10,412
10,000        West Penn Power Co., 5.95%, 12/15/17                      10,272
                                                                      $ 20,684
              Gas Utilities - 0.1 %
10,000        Questar Pipeline Co., 5.83%, 2/1/18                     $ 10,084
              Independent Power Producer & Energy Traders - 0.1 %
5,000         TXU Energy Co. 10.25%, 11/1/15                          $  4,913
              Total Utilities                                         $ 35,681
              TOTAL CORPORATE BONDS
              (Cost  $1,277,066)                                      $1,281,408

              U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 30.3 %
370,000       Federal National Mortgage Association, 6.5%, 1/1/38     $384,475
335,501       Federal Home Loan Mortgage Corp., 6.5%, 1/1/38           343,518
260,000       Government National Mortgage Association, 5.0%, 1/15/38  265,206
200,000       Government National Mortgage Association, 5.5%, 1/15/38  200,567
25,000        U.S. Treasury Bonds, 3.125%, 11/30/09                     25,428
200,000       U.S. Treasury Bonds, 3.625%, 12/31/12                    207,453
35,000        U.S. Treasury Bonds, 4.25%, 11/15/13                      37,354
250,000       U.S. Treasury Bonds, 4.25%, 11/15/17                     262,539
125,000       U.S. Treasury Bonds, 6.25%, 8/15/23                      153,565
50,000        U.S. Treasury Bonds, 5.0%, 5/15/37                        55,379
91,829        U.S. Treasury Inflation Protected Security, 1.875%, 7/15  97,088
                                                                      $2,032,572
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost  $2,010,014)                                      $2,032,572

              FOREIGN GOVERNMENT BONDS - 33.5 %
129,000       Bonos Y Obligation Del ES 4.4%, 1/31/15                 $197,622
110,000       Buoni Poliennali DE, 4.75%, 2/1/13                       170,778
163,000       Deutchsland Rep Bundes, 5.25%, 1/4/11                    254,214
67,000        Government of France, 3.75%, 4/25/21                      94,685
20,000,000    Japan Government 10-Yr, 1.7%, 9/20/16                    194,540
18,000,000    Japan Government 10-Yr, 1.8%, 6/21/10                    173,906
17,000,000    Japan Government 20-Yr, 1.5%, 3/20/19                    158,500
2,500,000     Japan Government 30-Yr, 2.3%, 12/20/36                    23,181
37,000,000    Japan Government 5-Yr, 1.2%, 3/20/12                     353,031
91,000        Netherlands Government, 5.5%, 1/15/28                    153,937
110,000       Republic of Austria, 7.0%, 7/15/14                       168,476
46,000        United Kingdom Treasury, 4.25%, 12/7/27                   88,865
29,000        United Kingdom Treasury, 4.75%, 3/7/20                    58,962
22,000        United Kingdom Treasury, 4.75%, 6/7/10                    44,234
25,000        United Kingdom Treasury, 4.75%, 9/7/15                    50,720
30,000        United Kingdom Treasury, 5.0%, 9/7/14                     61,673
                                                                      $2,247,324
              TOTAL FOREIGN GOVERNMENT BONDS
              (Cost  $2,195,098)                                      $2,247,324

              TOTAL INVESTMENT IN SECURITIES - 83.6%
              (Cost  $5,532,177) (a)                                  $5,611,304

              OTHER ASSETS AND LIABILITIES -16.4%                     $1,103,098

              TOTAL NET ASSETS - 100.0%                               $6,714,402

 (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2008, the value of these securities amounted to $77,516 or 1.15% of total net assets.

    (a) At January 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $5,532,177 was as follows:

              Aggregate gross unrealized gain for all investments in
              which there is an excess of value over tax cost         $ 86,080

              Aggregate gross unrealized loss for all investments in
              which there is an excess of tax cost over value          (6,953)

              Net unrealized gain                                     $79,127

    (b) Debt obligation with a variable interest rate. Rate shown is rate at period end.




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust VII

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 31, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 31, 2008



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 31, 2008

* Print the name and title of each signing officer under his or her signature.